Securities at amortized cost - Details of securities at amortized cost (Details) $ in Thousands, ₩ in Millions	Dec. 31, 2023 KRW (₩)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 KRW (₩)
Disclosure of securities at amortised cost and held to maturity financial assets [Line Items]
Securities at amortized cost	₩ 23,996,172	$ 18,587,275	₩ 28,268,516
Securities at amortised cost and held to maturity investments category | Korean treasury and government agencies
Disclosure of securities at amortised cost and held to maturity financial assets [Line Items]
Securities at amortized cost	8,143,585		10,083,951
Securities at amortised cost and held to maturity investments category | Financial institutions
Disclosure of securities at amortised cost and held to maturity financial assets [Line Items]
Securities at amortized cost	6,660,465		10,283,631
Securities at amortised cost and held to maturity investments category | Corporates
Disclosure of securities at amortised cost and held to maturity financial assets [Line Items]
Securities at amortized cost	7,235,202		6,237,547
Securities at amortised cost and held to maturity investments category | Bond denominated in foreign currencies
Disclosure of securities at amortised cost and held to maturity financial assets [Line Items]
Securities at amortized cost	1,970,861		1,671,772
Securities at amortised cost and held to maturity investments category | Allowance for credit losses
Disclosure of securities at amortised cost and held to maturity financial assets [Line Items]
Securities at amortized cost	₩ (13,941)		₩ (8,385)